Intangible Assets (Details Narrative)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 06, 2020 USD ($) shares	Mar. 06, 2020 CAD ($) shares	Feb. 26, 2019 USD ($) shares	Feb. 26, 2019 CAD ($) shares	Dec. 17, 2019 USD ($) shares	Nov. 30, 2021 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($) shares	Mar. 06, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets							$ 1,940,845	$ 1,061,085	$ 1,600,661	$ 1,369,350
Shares issued during period for intellectual property						$ 188,925			$ 876,000
Intellectual Property Asset Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Shares issued during period for intellectual property, shares | shares					800,000					800,000
Shares issued during period for intellectual property					$ 5,248,000					$ 5,248,000
Software License Agreement [Member] | Cloud DX, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Number of restricted shares of common stock | shares			45,835	45,835
Number of restricted shares of common stock, value			$ 758,567	$ 1,000,000
Payments to acquire software license			$ 189,642	$ 250,000
Perpetual Software License Agreement [Member] | Cloud DX, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Number of restricted shares of common stock | shares	46,558	46,558
Payments to acquire software license	$ 186,231	$ 250,000
Cloud DX Amendment [Member] | Novo Healthnet Limited, Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Number of restricted shares of common stock | shares	50,000	50,000
Payments to acquire software license	$ 200,000
Cloud DX Amendment [Member] | Pro-Dip, LLC [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Business acquisition, intangible assets											$ 455,752
Cloud DX Amendment [Member] | Acenzia Inc [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Business acquisition, intangible assets											2,875,000
Cloud DX Amendment [Member] | Acenzia Inc [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Business acquisition, intangible assets											806,000
Cloud DX Amendment [Member] | Acenzia Inc [Member] | Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Business acquisition, intangible assets											2,115,000
Cloud DX Amendment [Member] | Acenzia Inc [Member] | Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Business acquisition, intangible assets											$ 431,000